Subsequent Events (Details Textual) - Subsequent Event [Member]	1 Months Ended
Feb. 27, 2019
Subsequent Event (Textual)
Convertible bridge loan transaction, description	On February 27, 2019, we entered into a convertible bridge loan agreement, and issued notes and warrants relating thereto, to obtain an aggregate loan of $1,350,500 from several private lenders, including DPH Investment Ltd., a holder of 11.5% of our shares (as of such date), to finance the Company's activities through the consummation of a proposed public offering and our planned up listing to the NASDAQ Capital Market. The convertible bridge loan agreement signed on February 27, 2019 superseded and replaced the convertible bridge loan agreement for $30,000, signed on December 30, 2018, that is described in Note 5 above. The loan, which has an original issue discount of ten percent (10%), bears interest at a flat rate of ten percent (10%) and has a maturity date six months after receipt of the loan funds. The loan is convertible into ordinary shares of the Company after the maturity date at a conversion price equal to 70% of the average closing bid price of the Company's Ordinary Shares in the five days prior to the conversion. In the event the Company's defaults under the loan agreement, the conversion price will be reduced to 60% of the average closing bid price of the Company's Ordinary Shares in the 15 days prior to the conversion. In addition, the lenders received 25% warrant coverage, with the warrant exercise price to be equal to the offering price in the proposed public offering, or, in the event the loan is converted into shares, the warrant exercise price will be equal to the applicable closing bid price of the Company's shares at the time of the conversion of the loan. On March 10, 2019, we entered into an amendment to the bridge loan agreement. The amendment provides for a 10% penalty if we repay the loan prior to the maturity date. In addition, we agreed to grant the lenders an additional 25% warrant coverage, under the same terms as the original warrant, but with a warrant exercise price equal to 150% of the closing bid price of our shares on the day prior to the closing of the bridge loan transaction.
Joint venture agreement, description	On February 27, 2019, the Company entered into a joint venture agreement with Amarantus Bioscience Holdings, Inc, pursuant to which the Company issued Ordinary Share representing 19.99% of the Company to Amarantus, in exchange for Amarantus transferring to the Company 19.99% of Breakthrough Diagnostics, Inc. ("Breakthrough"), a wholly-owned subsidiary of Amarantus, and for Amarantus assigning its amended and restated license agreement with the University of Leipzig for an exclusive license to develop and commercialize the LymPro Test®, an immune-based neurodiagnostic blood test for the detection of Alzheimer's disease (the "License"), to Breakthrough. In addition, as part of the transaction, the Company provided Amarantus with an interest-free loan in the amount of $45,000 to be used to pay certain financial obligations of Amarantus owed to the University of Leipzig prior to the assignment of the License to Breakthrough, in connection with the license agreement and a related sponsored research agreement. The maturity date of the loan is May 1, 2019. In addition, the Company provided Breakthrough with an interest-free loan in the amount of $135,000 to be used to pay certain financial obligations of Breakthrough owed to the University of Leipzig after the assignment of the License to Breakthrough, in connection with the license agreement and the related sponsored research agreement. The maturity date of this loan is September 30, 2019. The Company expects to loan up to an additional $180,000 to cover additional fees that will be owed by Breakthrough to the University of Leipzig in connection with the license agreement and the sponsored research agreement. As part of the joint venture with Amarantus, the Company was granted an option, in effect for sixty (60) days, to acquire the remaining 80.01% of Breakthrough held by Amarantus in exchange for the issuance to Amarantus of Ordinary Shares of the Company representing an additional thirty percent (30%) of the Company, such that upon consummation of the transaction the Company will own 100% of Breakthrough and Amarantus will own 49.99% of the Company.